Consolidated Balance Sheets	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 556,638,717	3,503,428,418	2,153,935,111
Restricted cash	33,625,621	211,636,294	224,179,126
Short-term investment	204,717,514	1,288,471,562	1,178,278,063
Accounts receivable, net	125,365,247	789,036,329	621,548,849
Due from related parties	793,556	4,994,560	3,216,628
Prepayments and other current assets	89,164,612	561,193,151	352,614,489
Deferred tax assets, current	6,320,755	39,782,201	37,136,184
Total current assets	1,016,626,022	6,398,542,515	4,570,908,450
Long-term deposits	24,684,296	155,360,492	155,856,622
Land use rights	18,027,121	113,460,899	106,333,805
Property, equipment and software	108,661,382	683,903,870	653,678,980
Investments	207,366,663	1,305,145,043	1,574,230,623
Goodwill	126,885,042	798,601,767	758,231,441
Intangible assets	48,685,265	306,420,192	296,964,092
Total assets	1,550,935,791	9,761,434,778	8,116,204,013
Current liabilities:
Accounts payable	121,269,177	763,256,074	595,283,281
Due to related parties	1,461,027	9,195,558	11,866,285
Salary and welfare payable	23,121,441	145,524,036	159,258,508
Taxes payable	35,050,465	220,604,123	161,772,241
Advances from customers	173,318,938	1,090,852,066	595,737,152
Accrued liability for customer reward program	25,713,553	161,838,531	121,319,301
Other payables and accruals	28,089,080	176,789,865	235,661,747
Total current liabilities	408,023,681	2,568,060,253	1,880,898,515
Deferred tax liabilities, non-current	7,675,478	48,308,692	45,382,710
Total liabilities	415,699,159	2,616,368,945	1,926,281,225
Commitments and contingencies (Note 16)
Shareholders' equity
Share capital (US$0.01 par value; 100,000,000 shares authorized, 35,885,163 and 35,849,473 share issued and outstanding as of December 31, 2010 and 2011, respectively.)	467,044	2,939,527	2,926,132
Additional paid-in capital	550,679,932	3,465,924,424	3,073,551,037
Statutory reserves	15,578,523	98,049,668	93,384,908
Accumulated other comprehensive income/(loss)	(27,402,132)	(172,466,277)	198,972,084
Retained earnings	604,809,220	3,806,608,747	2,734,858,610
Less: Treasury stock (0 and 242,832 shares at December 31, 2010 and 2011, respectively)	(25,224,618)	(158,761,225)	0
Total Ctrip's shareholders' equity	1,118,907,969	7,042,294,864	6,103,692,771
Noncontrolling interests	16,328,663	102,770,969	86,230,017
Total shareholders' equity	1,135,236,632	7,145,065,833	6,189,922,788
Total liabilities and shareholders' equity	$ 1,550,935,791	9,761,434,778	8,116,204,013